Note 3 - Summary of Significant Accounting Policies: Reliance On Key Personnel and Consultants (Policies)	3 Months Ended
Mar. 31, 2013
Policies
Reliance On Key Personnel and Consultants

Reliance on Key Personnel and Consultants

The Company employs three executive officers. The Company is heavily dependent on the continued active participation of these current executive officers, employees and key consultants. The loss of any of the senior management or key consultants could significantly and negatively impact the business until adequate replacements can be identified and put in place.